INVENTORIES	6 Months Ended
Jun. 30, 2021
Inventory Disclosure [Abstract]
INVENTORIES
NOTE 4:-	INVENTORIES

	June 30,	December 31,
	2021	2020
	Unaudited	Audited

Raw materials and components	$23,389	$23,744
Work in progress	6,735	3,997
Finished goods	1,469	1,042

	$31,593	$28,783